Trading Liabilities	12 Months Ended
Mar. 31, 2022
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Trading Liabilities
17	TRADING LIABILITIES
Trading liabilities at March 31, 2022 and 2021 consisted of the following:

	At March 31,
	2022	2021
	(In millions)
Debt instruments “short position”	¥3,152,043	¥2,002,591
Equity instruments “short position”	29,949	78,235

Total trading liabilities	¥3,181,992	¥2,080,826

Trading liabilities include the instruments classified as held for trading. Trading debt instruments mainly consist of Japanese government bonds. Trading equity instruments mainly consist of publicly traded Japanese stocks.